CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock shares authorized	[1]	500,000,000	500,000,000
Common stock shares issued	[1]	165,387,098	136,185,264
Common stock shares outstanding	[1]	165,387,098	136,185,264
Common stock value		$ 0	$ 0

[1]	Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.